SCHEDULE OF INVESTMENTS
Ivy Focused Energy NextShares (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy
Integrated Oil & Gas – 8.9%
Chevron Corp.	3	$308
Suncor Energy, Inc.	8	247

		555

Oil & Gas Drilling – 9.9%
Ensco plc	47	185
Patterson-UTI Energy, Inc.	13	182
Transocean, Inc.(A)	28	247

		614

Oil & Gas Equipment & Services – 22.8%
Baker Hughes, Inc.	8	208
Core Laboratories N.V.	3	180
FMC Technologies, Inc.	7	160
Halliburton Co.	10	294
ProPetro Holding Corp.(A)	13	288
Schlumberger Ltd.	7	292

		1,422

Oil & Gas Exploration & Production – 40.7%
Anadarko Petroleum Corp.	6	265
Concho Resources, Inc.	3	353
Continental Resources, Inc.(A)	8	359
Diamondback Energy, Inc.	2	230
EOG Resources, Inc.	3	258
Parsley Energy, Inc., Class A(A)	14	271
Pioneer Natural Resources Co.	2	372
Whiting Petroleum Corp.(A)	7	171
WPX Energy, Inc.(A)	20	256

		2,535

Oil & Gas Refining & Marketing – 12.4%
Marathon Petroleum Corp.	5	291
Phillips 66	2	218
Valero Energy Corp.	3	260

		769

Oil & Gas Storage & Transportation – 4.6%
Enterprise Products Partners L.P.	10	289

Total Energy - 99.3%		6,184

TOTAL COMMON STOCKS – 99.3%		$6,184

(Cost: $7,481)

SHORT-TERM SECURITIES
Short Term Investment Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, 2.000% (B)	52	52

TOTAL SHORT-TERM SECURITIES – 0.8%		$52

(Cost: $52)

TOTAL INVESTMENT SECURITIES – 100.1%		$6,236

(Cost: $7,533)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(8)

NET ASSETS – 100.0%		$6,228

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,184	$—	$—
Short-Term Securities	—	52	—

Total	$6,184	$52	$—

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$7,533

Gross unrealized appreciation	184
Gross unrealized depreciation	(1,482)

Net unrealized appreciation	$(1,298)